UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Growth Fund 1.0

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report December 31, 2018

Eaton Vance

Tax-Managed Growth Fund 1.0

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	13 and 32

Federal Tax Information	14

Management and Organization	33

Important Notices	36

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes declined during the 12-month period ended December 31, 2018, as a sharp downturn in the final quarter of the year erased earlier gains.

U.S. stocks opened the period on an upswing, as investors reacted favorably to the passage of the Republican tax reform package in December 2017. Sharp cuts in corporate taxes, a key element of the bill, raised corporate-profit expectations. U.S. stocks also got a boost from positive U.S. economic data, including the unemployment rate, which fell to a 17-year low.

In February 2018, however, U.S. stocks pulled back amid fears that rising interest rates might boost the appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries including China, Canada, and certain countries in the European Union.

U.S. stocks bounced back during the summer months led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of the period amid global trade war fears and sagging economies in China and Europe. Despite a partial rebound in the final days of the period, the U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

Amid investor worries, however, U.S. economic data remained largely positive during the period, prompting the U.S. Federal Reserve (the Fed) to raise the federal funds rate in December 2018 for the fourth time during the period. Since then, the Fed has indicated that it may reconsider its planned 2019 rate hikes.

For the 12-month period ended December 31, 2018, the blue-chip Dow Jones Industrial Average®2 declined 3.48%, while the broader U.S. equity market represented by the S&P 500® Index fell 4.38%. The technology-laden NASDAQ Composite Index fell 2.84% during the period. Large-cap U.S. stocks as measured by the S&P 500® Index generally outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) returned –5.04%. By comparison, the Fund’s benchmark, the S&P 500® Index (the Index), returned –4.38% during the period.

The Fund underperformed relative to the Index largely due to sector and industry allocations. Stock selections made a positive contribution to Fund performance over the period. Of the 11 market sectors in the Index, the Fund recorded positive returns in five sectors, while the Index had positive returns in four sectors.

The Fund’s holdings in the financials sector detracted the most from relative Fund performance versus the Index. Along with an overweight position in the sector, the lagging capital markets industry was a drag on Fund results versus the Index due to stock selections. Investment bank Goldman Sachs Group, Inc. was among the Fund’s weakest stocks, pressured by fears of a global economic slowdown, a flattening yield curve,6 and operational issues during the period.

The health care sector detracted from results versus the Index during the period due to the Fund’s underweight position in the outperforming sector as well as unfavorable stock selections. In particular, the health care providers & services industry along with the life sciences tools & services industry were notable laggards for the Fund, primarily due to limited exposure during the period.

In the biotechnology industry, a leading biopharmaceutical company, Celgene Corp., was one the Fund’s poorest-performing stocks on the heels of disappointing clinical results coupled with looming patent fears for a key product. Stock selections in the information technology and communication services sectors also contributed to Fund underperformance versus the Index. Social networking giant Facebook, Inc. was the Fund’s worst-performing stock amid ongoing data security issues.

On the positive side, the consumer discretionary sector, led by the textile, apparel & luxury goods industry, contributed the most to positive Fund performance versus the Index during the period. Athletic-wear leader NIKE, Inc. was among the Fund’s leading stocks as investors cheered strong revenue growth and accelerating profitability. In the internet & direct marketing retail industry, e-commerce giant Amazon.com, Inc. was the Fund’s top stock, as it benefited from accelerating growth in its key business segments — web services, retail, and advertising.

In the hotels, restaurants & leisure industry, coffee chain Starbucks Corp. was also among the Fund’s strongest stocks during the period amid rebounding sales and strengthening operational metrics. The consumer staples sector outperformed versus the Index due to stock selections along with the Fund’s underweight position in the tobacco industry, which underperformed. The Fund’s underweight position in the lagging materials sector also boosted Fund performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Performance2,3

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Fund at NAV	03/29/1966	03/29/1966	–5.04%	7.96%	12.12%
S&P 500® Index	—	—	–4.38%	8.49%	13.11%
% After-Tax Returns	Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions	03/29/1966	03/29/1966	–5.28%	7.62%	11.77%
After Taxes on Distributions and Sale of Fund Shares	—	—	–2.71	6.47	10.38

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Tax-Managed Growth Fund 1.0 for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	3.5%

Apple, Inc.	2.8

Facebook, Inc., Class A	2.4

Alphabet, Inc., Class C	2.4

Microsoft Corp.	2.4

JPMorgan Chase & Co.	2.2

Boeing Co. (The)	2.1

Intel Corp.	2.0

Alphabet, Inc., Class A	1.9

Berkshire Hathaway, Inc., Class B	1.9

Total	23.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization- weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder. Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial adviser in connection with a redemption request. Questions concerning redemptions may be directed to Eaton Vance Investor Services at 1-866-910-2425.

5

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)	Annualized Expense Ratio

Actual
	$1,000.00	$925.90	$2.33	0.48%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,022.80	$2.45	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $283,165,118)	$861,649,486

Total assets	$861,649,486

Liabilities

Payable for Fund shares redeemed	$118,599

Payable to affiliates:

Trustees’ fees	125

Accrued expenses	86,147

Total liabilities	$204,871

Net Assets	$861,444,615

Sources of Net Assets

Paid-in capital	$29,530,214

Distributable earnings	831,914,401

Total	$861,444,615

Net Asset Value and Redemption Price Per Share

($861,444,615 ÷ 800,664 shares of beneficial interest outstanding)	$1,075.91

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends allocated from Portfolio (net of foreign taxes, $97,730)	$16,749,233

Expenses allocated from Portfolio	(4,467,535)

Total investment income from Portfolio	$12,281,698

Expenses

Trustees’ fees and expenses	$500

Custodian fee	66,128

Transfer and dividend disbursing agent fees	109,218

Professional fees	34,063

Printing and postage	15,035

Miscellaneous	16,036

Total expenses	$240,980

Net investment income	$12,040,718

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions(1)	$26,649,465

Foreign currency transactions	269

Net realized gain	$26,649,734

Change in unrealized appreciation (depreciation) —

Investments	$(80,217,253)

Foreign currency	(4,033)

Net change in unrealized appreciation (depreciation)	$(80,221,286)

Net realized and unrealized loss	$(53,571,552)

Net decrease in net assets from operations	$(41,530,834)

(1)	Includes $29,281,201 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$12,040,718	$11,766,283

Net realized gain	26,649,734	23,421,346

Net change in unrealized appreciation (depreciation)	(80,221,286)	149,440,109

Net increase (decrease) in net assets from operations	$(41,530,834)	$184,627,738

Distributions to shareholders(1)	$(11,604,263)	$(11,861,414)

Tax return of capital to shareholders	$(343,988)	$—

Transactions in shares of beneficial interest —

Net asset value of shares issued to shareholders in payment of distributions declared	$2,810,822	$3,283,539

Cost of shares redeemed	(70,952,538)	(20,324,296)

Net decrease in net assets from Fund share transactions	$(68,141,716)	$(17,040,757)

Net increase (decrease) in net assets	$(121,620,801)	$155,725,567

Net Assets

At beginning of year	$983,065,416	$827,339,849

At end of year	$861,444,615	$983,065,416 (2)

(1)

For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $51,389 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Financial Highlights

	Year Ended December 31,
	2018		2017		2016		2015	2014

Net asset value — Beginning of year	$1,146.130		$946.160		$880.890		$871.740	$784.380

Income (Loss) From Operations

Net investment income	$14.556	(1)	$13.613	(1)	$12.991	(1)	$12.583	$11.801

Net realized and unrealized gain (loss)	(70.176)		200.107		65.579		8.817	87.359

Total income (loss) from operations	$(55.620)		$213.720		$78.570		$21.400	$99.160

Less Distributions

From net investment income	$(14.180)		$(13.750)		$(13.300)		$(12.250)	$(11.800)

Tax return of capital	(0.420)		—		—		—	—

Total distributions	$(14.600)		$(13.750)		$(13.300)		$(12.250)	$(11.800)

Net asset value — End of year	$1,075.910		$1,146.130		$946.160		$880.890	$871.740

Total Return(2)	(5.04)%		22.73%		9.00%		2.47%	12.72%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$861,445		$983,065		$827,340		$810,475	$826,731

Ratios (as a percentage of average daily net assets):(3)

Expenses(4)	0.48%		0.48%		0.49%		0.49%	0.50%

Net investment income	1.23%		1.31%		1.46%		1.42%	1.44%

Portfolio Turnover of the Portfolio	1	%(5)	0	%(5)(6)	1	%(5)	9%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 6%, 5% and 6% for the years ended December 31, 2018, 2017 and 2016, respectively.

(6)	Amount is less than 0.5%.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (5.4% at December 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. The Fund records a provision for such tax on the last day of its fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

11

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$11,604,263	$11,861,414

Tax return of capital	$343,988	$—

During the year ended December 31, 2018, distributable earnings was decreased by $68,335,037 and paid-in capital was increased by $68,335,037 due to differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Deferred capital losses	$(4,392,359)

Net unrealized appreciation	$836,306,760

At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $4,392,359 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $3,219,958 are short-term and $1,172,401 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2018, EVM earned $32,137 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the year ended December 31, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $0 and $80,410,622, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind with a value of $70,437,360.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended December 31,
	2018	2017

Issued to shareholders electing to receive payments of distributions in Fund shares	2,405	3,126

Redemptions	(59,470)	(19,811)

Net decrease	(57,065)	(16,685)

12

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust and Shareholders of Eaton Vance Tax-Managed Growth Fund 1.0:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) (constituting Eaton Vance Series Trust), as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

13

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended December 31, 2018, the Fund designates approximately $16,510,500, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2018 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

14

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments

Common Stocks — 98.4%
Security	Shares	Value

Aerospace & Defense — 3.2%

Arconic, Inc.	4	$67

Boeing Co. (The)	1,044,294	336,784,815

General Dynamics Corp.	134,398	21,128,709

Harris Corp.	444	59,785

Huntington Ingalls Industries, Inc.	610	116,089

Lockheed Martin Corp.	63,432	16,609,035

Northrop Grumman Corp.	39,564	9,689,224

Raytheon Co.	246,159	37,748,483

United Technologies Corp.	870,113	92,649,632

		$514,785,839

Air Freight & Logistics — 1.7%

C.H. Robinson Worldwide, Inc.	808,958	$68,025,278

Expeditors International of Washington, Inc.	1,300	88,517

FedEx Corp.	305,618	49,305,352

United Parcel Service, Inc., Class B	1,668,626	162,741,094

		$280,160,241

Airlines — 0.0%(1)

American Airlines Group, Inc.	66,989	$2,151,017

Delta Air Lines, Inc.	47,773	2,383,873

Southwest Airlines Co.	27,165	1,262,629

		$5,797,519

Auto Components — 0.5%

Adient PLC	15,055	$226,728

Aptiv PLC	886,000	54,551,020

BorgWarner, Inc.	800	27,792

Garrett Motion, Inc.(2)	37,443	462,047

Gentex Corp.	1,443,192	29,166,910

		$84,434,497

Automobiles — 0.1%

Daimler AG	38,000	$2,005,260

Ford Motor Co.	1,212,587	9,276,291

General Motors Co.	73,598	2,461,853

Harley-Davidson, Inc.	20,162	687,927

Tesla, Inc.(2)	7,397	2,461,722

Toyota Motor Corp. ADR	5,000	580,400

		$17,473,453

Banks — 6.0%

Bank of America Corp.	2,761,207	$68,036,141

Bank of Montreal	4	261

Security	Shares	Value

Banks (continued)

BB&T Corp.	1,398,531	$60,584,363

CIT Group, Inc.	66,161	2,531,982

Citigroup, Inc.	859,599	44,750,724

Commerce Bancshares, Inc.	45,657	2,573,685

CVB Financial Corp.	152,000	3,074,960

Fifth Third Bancorp	1,209,153	28,451,370

HSBC Holdings PLC	220,592	1,820,191

HSBC Holdings PLC ADR	424	17,431

Huntington Bancshares, Inc.	144,510	1,722,559

ING Groep NV ADR	131,742	1,404,370

JPMorgan Chase & Co.	3,542,420	345,811,040

KeyCorp	111,718	1,651,192

M&T Bank Corp.	230,611	33,007,352

PNC Financial Services Group, Inc. (The)	87,771	10,261,308

Regions Financial Corp.	714,736	9,563,168

Societe Generale SA	460,793	14,609,232

SunTrust Banks, Inc.	480,032	24,212,814

SVB Financial Group(2)	28,107	5,338,082

Synovus Financial Corp.	1,565	50,064

Toronto-Dominion Bank (The)	30,213	1,502,190

U.S. Bancorp	1,609,833	73,569,368

Wells Fargo & Co.	5,050,176	232,712,110

Western Alliance Bancorp(2)	23,987	947,247

		$968,203,204

Beverages — 2.4%

Anheuser-Busch InBev SA/NV ADR	25,379	$1,670,192

Boston Beer Co., Inc. (The), Class A(2)	4,730	1,139,173

Brown-Forman Corp., Class A	9,750	462,345

Brown-Forman Corp., Class B	24,653	1,172,990

Coca-Cola Co. (The)	3,236,476	153,247,139

Constellation Brands, Inc., Class A	39,872	6,412,215

Diageo PLC ADR	5,226	741,047

Keurig Dr Pepper, Inc.	2,700	69,228

Molson Coors Brewing Co., Class B	186,000	10,445,760

Monster Beverage Corp.(2)	135,851	6,686,586

PepsiCo, Inc.	1,864,961	206,040,891

		$388,087,566

Biotechnology — 3.9%

AbbVie, Inc.	2,139,708	$197,259,681

Agios Pharmaceuticals, Inc.(2)	74,972	3,456,959

Alexion Pharmaceuticals, Inc.(2)	566,265	55,131,560

Alkermes PLC(2)	5,000	147,550

Alnylam Pharmaceuticals, Inc.(2)	6,000	437,460

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Biotechnology (continued)

Amgen, Inc.	720,128	$140,187,318

Biogen, Inc.(2)	227,430	68,438,236

Celgene Corp.(2)	440,255	28,215,943

Exact Sciences Corp.(2)	130,554	8,237,957

Gilead Sciences, Inc.	994,624	62,213,731

Incyte Corp.(2)	11,472	729,504

Neurocrine Biosciences, Inc.(2)	64,045	4,573,453

Regeneron Pharmaceuticals, Inc.(2)	18,129	6,771,182

Sarepta Therapeutics, Inc.(2)	67,248	7,338,774

Shire PLC ADR	6,338	1,103,066

Vertex Pharmaceuticals, Inc.(2)	234,180	38,805,968

		$623,048,342

Building Products — 0.4%

A.O. Smith Corp.	27,845	$1,188,982

Fortune Brands Home & Security, Inc.	2,923	111,045

Johnson Controls International PLC	308,922	9,159,537

Lennox International, Inc.	168,620	36,904,174

Lennox International, Inc.(3)	48,340	10,579,692

Masco Corp.	25,000	731,000

Resideo Technologies, Inc.(2)	62,406	1,282,443

		$59,956,873

Capital Markets — 4.4%

Affiliated Managers Group, Inc.	36,716	$3,577,607

Ameriprise Financial, Inc.	215,947	22,538,388

Bank of New York Mellon Corp. (The)	473,559	22,290,422

BlackRock, Inc.	11,190	4,395,656

Brookfield Asset Management, Inc., Class A	89,070	3,415,834

Cboe Global Markets, Inc.	215,414	21,073,952

Charles Schwab Corp. (The)	3,778,831	156,934,851

CME Group, Inc.	183,216	34,466,594

E*TRADE Financial Corp.	4,593	201,541

FactSet Research Systems, Inc.	274	54,836

Franklin Resources, Inc.	211,191	6,263,925

Goldman Sachs Group, Inc. (The)	676,067	112,936,992

Intercontinental Exchange, Inc.	116,086	8,744,758

Invesco, Ltd.	4,040	67,630

Legg Mason, Inc.	122,902	3,135,230

LPL Financial Holdings, Inc.	215,573	13,167,199

Moody’s Corp.	208,690	29,224,948

Morgan Stanley	2,553,982	101,265,386

Nasdaq, Inc.	71,203	5,808,029

Northern Trust Corp.	157,620	13,175,456

Raymond James Financial, Inc.	15,043	1,119,350

Security	Shares	Value

Capital Markets (continued)

S&P Global, Inc.	231,284	$39,304,403

SEI Investments Co.	150,000	6,930,000

State Street Corp.	638,879	40,294,099

Stifel Financial Corp.	112,796	4,672,010

T. Rowe Price Group, Inc.	544,617	50,279,041

UBS Group AG(2)	9	111

Waddell & Reed Financial, Inc., Class A	9,248	167,204

		$705,505,452

Chemicals — 1.4%

AdvanSix, Inc.(2)	1,768	$43,033

Air Products and Chemicals, Inc.	9,169	1,467,498

Albemarle Corp.	90,157	6,948,400

Balchem Corp.	17,292	1,354,828

Celanese Corp., Series A	4,000	359,880

Chemours Co. (The)	151	4,261

DowDuPont, Inc.	1,252,260	66,970,865

Eastman Chemical Co.	650	47,521

Ecolab, Inc.	567,391	83,605,064

International Flavors & Fragrances, Inc.	5,000	671,350

Linde PLC	6,143	958,554

LyondellBasell Industries NV, Class A	4,274	355,426

NewMarket Corp.	12,318	5,076,125

PPG Industries, Inc.	376,212	38,460,153

Sherwin-Williams Co. (The)	35,002	13,771,887

Valvoline, Inc.	68,886	1,332,944

Westlake Chemical Corp.	1,000	66,170

		$221,493,959

Commercial Services & Supplies — 0.2%

Copart, Inc.(2)	3,800	$181,564

Pitney Bowes, Inc.	14,270	84,335

Stericycle, Inc.(2)	13,300	487,977

Waste Connections, Inc.	115,655	8,587,384

Waste Management, Inc.	198,213	17,638,975

		$26,980,235

Communications Equipment — 1.8%

Arista Networks, Inc.(2)	777,596	$163,839,477

Cisco Systems, Inc.	2,475,208	107,250,763

Juniper Networks, Inc.	285,300	7,677,423

Motorola Solutions, Inc.	38,686	4,450,438

Nokia Oyj ADR	192	1,117

		$283,219,218

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Construction & Engineering — 0.0%(1)

Fluor Corp.	2,400	$77,280

Jacobs Engineering Group, Inc.	56,851	3,323,509

Quanta Services, Inc.	2,000	60,200

		$3,460,989

Construction Materials — 0.0%(1)

Vulcan Materials Co.	38,764	$3,829,883

		$3,829,883

Consumer Finance — 1.4%

American Express Co.	1,053,128	$100,384,161

Capital One Financial Corp.	130,994	9,901,837

Discover Financial Services	1,237,818	73,006,506

LendingClub Corp.(2)	79,691	209,587

Navient Corp.	10,200	89,862

SLM Corp.(2)	10,200	84,762

Synchrony Financial	1,673,446	39,259,043

		$222,935,758

Containers & Packaging — 0.1%

AptarGroup, Inc.	65,000	$6,114,550

Avery Dennison Corp.	2,250	202,118

Ball Corp.	25,288	1,162,742

Bemis Co., Inc.	50,882	2,335,484

Crown Holdings, Inc.(2)	13,787	573,126

International Paper Co.	42,284	1,706,582

Packaging Corp. of America	3,725	310,888

WestRock Co.	39,303	1,484,081

		$13,889,571

Distributors — 0.1%

Genuine Parts Co.	211,037	$20,263,773

LKQ Corp.(2)	49,518	1,175,062

		$21,438,835

Diversified Consumer Services — 0.0%(1)

H&R Block, Inc.	25,610	$649,726

		$649,726

Diversified Financial Services — 2.7%

Berkshire Hathaway, Inc., Class A(2)	453	$138,618,000

Berkshire Hathaway, Inc., Class B(2)	1,454,892	297,059,849

		$435,677,849

Security	Shares	Value

Diversified Telecommunication Services — 0.5%

AT&T, Inc.	683,166	$19,497,558

CenturyLink, Inc.	5,086	77,053

Frontier Communications Corp.	894	2,128

Verizon Communications, Inc.	1,185,329	66,639,196

Windstream Holdings, Inc.(2)	821	1,716

		$86,217,651

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$2,718,450

Entergy Corp.	600	51,642

Exelon Corp.	28,310	1,276,781

NextEra Energy, Inc.	126,057	21,911,228

Southern Co. (The)	96,898	4,255,760

		$30,213,861

Electrical Equipment — 1.0%

Acuity Brands, Inc.	11,121	$1,278,359

AMETEK, Inc.	70,596	4,779,349

Eaton Corp. PLC	130,490	8,959,443

Emerson Electric Co.	2,074,723	123,964,699

Hubbell, Inc.	1,978	196,495

nVent Electric PLC	4	90

Rockwell Automation, Inc.	123,165	18,533,869

		$157,712,304

Electronic Equipment, Instruments & Components — 0.4%

Amphenol Corp., Class A	10,986	$890,086

CDW Corp.	142,695	11,565,430

Corning, Inc.	1,543,029	46,614,906

Keysight Technologies, Inc.(2)	13,835	858,877

Knowles Corp.(2)	8,001	106,493

TE Connectivity, Ltd.	29,999	2,268,824

Trimble, Inc.(2)	3,200	105,312

		$62,409,928

Energy Equipment & Services — 0.5%

Apergy Corp.(2)	171,700	$4,649,636

Frank’s International NV(2)	1,500,000	7,830,000

Halliburton Co.	951,376	25,287,574

National Oilwell Varco, Inc.	5,061	130,068

Schlumberger, Ltd.	1,199,687	43,284,707

Transocean, Ltd.(2)	3,629	25,185

		$81,207,170

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Entertainment — 2.0%

Activision Blizzard, Inc.	455,881	$21,230,378

Electronic Arts, Inc.(2)	48,820	3,852,386

Liberty Braves Group, Series A(2)	1,236	30,826

Liberty Braves Group, Series C(2)	2,473	61,553

Liberty Formula One, Series A(2)	3,091	91,865

Liberty Formula One, Series C(2)	6,183	189,818

Live Nation Entertainment, Inc.(2)	1,800	88,650

Netflix, Inc.(2)	138,531	37,079,207

Pandora Media, Inc.(2)	37,000	299,330

Twenty-First Century Fox, Inc., Class A	16,236	781,276

Viacom, Inc., Class B	371,798	9,555,209

Walt Disney Co. (The)	2,243,269	245,974,446

		$319,234,944

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	32,841	$5,195,118

Host Hotels & Resorts, Inc.	222,765	3,713,493

ProLogis, Inc.	2,000	117,440

Public Storage	49	9,918

Simon Property Group, Inc.	25,563	4,294,328

		$13,330,297

Food & Staples Retailing — 2.4%

Costco Wholesale Corp.	883,550	$179,987,970

Kroger Co. (The)	145,541	4,002,377

Sprouts Farmers Market, Inc.(2)	1,554,670	36,550,292

Sysco Corp.	443,636	27,798,232

Walgreens Boots Alliance, Inc.	618,309	42,249,054

Walmart, Inc.	1,020,485	95,058,178

		$385,646,103

Food Products — 1.6%

Archer-Daniels-Midland Co.	305,116	$12,500,602

Campbell Soup Co.	751,320	24,786,047

Conagra Brands, Inc.	440,925	9,418,158

Flowers Foods, Inc.	261,924	4,837,736

General Mills, Inc.	19,387	754,930

Hain Celestial Group, Inc. (The)(2)	17,240	273,426

Hershey Co. (The)	552,434	59,209,876

Hormel Foods Corp.	147,846	6,310,067

JM Smucker Co. (The)	19,434	1,816,885

Kellogg Co.	64,390	3,670,874

Kraft Heinz Co. (The)	65,564	2,821,875

Lamb Weston Holdings, Inc.	94,990	6,987,464

McCormick & Co., Inc.	51,969	7,236,164

Security	Shares	Value

Food Products (continued)

Mondelez International, Inc., Class A	647,973	$25,938,359

Nestle SA	1,118,348	90,768,195

Tyson Foods, Inc., Class A	24,682	1,318,019

		$258,648,677

Health Care Equipment & Supplies — 2.3%

Abbott Laboratories	1,823,678	$131,906,630

ABIOMED, Inc.(2)	78,680	25,574,147

Avanos Medical, Inc.(2)	542	24,276

Baxter International, Inc.	74,452	4,900,431

Becton, Dickinson and Co.	18,844	4,245,930

Boston Scientific Corp.(2)	34,020	1,202,267

Danaher Corp.	139,683	14,404,111

DexCom, Inc.(2)	94,962	11,376,447

Edwards Lifesciences Corp.(2)	5,200	796,484

Hologic, Inc.(2)	154,947	6,368,322

Intuitive Surgical, Inc.(2)	122,433	58,635,612

Medtronic PLC	533,555	48,532,163

Smith & Nephew PLC ADR	5,500	205,590

Stryker Corp.	272,453	42,707,008

Varian Medical Systems, Inc.(2)	5,609	635,556

Zimmer Biomet Holdings, Inc.	150,180	15,576,669

		$367,091,643

Health Care Providers & Services — 1.3%

Acadia Healthcare Co., Inc.(2)	32,000	$822,720

Anthem, Inc.	142,418	37,403,240

Cardinal Health, Inc.	29,805	1,329,303

Centene Corp.(2)	30,864	3,558,619

Cigna Corp.	18,853	3,580,603

CVS Health Corp.	1,261,133	82,629,434

DaVita, Inc.(2)	157,055	8,082,050

HCA Healthcare, Inc.	165,025	20,537,361

Henry Schein, Inc.(2)	26,346	2,068,688

Humana, Inc.	1,563	447,768

McKesson Corp.	6,118	675,856

Molina Healthcare, Inc.(2)	151,406	17,596,405

UnitedHealth Group, Inc.	86,350	21,511,512

		$200,243,559

Health Care Technology — 0.0%(1)

Cerner Corp.(2)	17,440	$914,554

		$914,554

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.8%

Carnival Corp.	21,669	$1,068,282

Chipotle Mexican Grill, Inc.(2)	121,117	52,297,109

Choice Hotels International, Inc.	30,002	2,147,543

Darden Restaurants, Inc.	21,300	2,127,018

Domino’s Pizza, Inc.	148	36,703

Hilton Worldwide Holdings, Inc.	106,201	7,625,232

Hyatt Hotels Corp.(3)	653,442	44,157,970

Marriott International, Inc., Class A	1,575,495	171,035,737

McDonald’s Corp.	39,288	6,976,370

MGM Resorts International	50,000	1,213,000

Starbucks Corp.	4,024,918	259,204,719

Texas Roadhouse, Inc.	398,116	23,767,525

Yum China Holdings, Inc.	360,498	12,087,498

Yum! Brands, Inc.	312,063	28,684,831

		$612,429,537

Household Durables — 0.1%

D.R. Horton, Inc.	5,956	$206,435

Leggett & Platt, Inc.	52,679	1,888,015

Lennar Corp., Class A	4,389	171,829

Lennar Corp., Class B	21	658

Mohawk Industries, Inc.(2)	2,820	329,827

Newell Brands, Inc.	479,252	8,909,295

NVR, Inc.(2)	992	2,417,494

PulteGroup, Inc.	29,551	768,031

Tempur Sealy International, Inc.(2)	135,025	5,590,035

Toll Brothers, Inc.	2,223	73,204

Whirlpool Corp.	1,391	148,656

		$20,503,479

Household Products — 1.6%

Church & Dwight Co., Inc.	1,120	$73,651

Clorox Co. (The)	1,751	269,899

Colgate-Palmolive Co.	1,444,536	85,978,783

Energizer Holdings, Inc.	9,500	428,925

Kimberly-Clark Corp.	42,168	4,804,622

Procter & Gamble Co. (The)	1,747,850	160,662,372

		$252,218,252

Independent Power and Renewable Electricity Producers — 0.0%(1)

AES Corp. (The)	1,730	$25,016

		$25,016

Industrial Conglomerates — 1.5%

3M Co.	685,530	$130,620,886

Security	Shares	Value

Industrial Conglomerates (continued)

Carlisle Cos., Inc.	51,706	$5,197,487

General Electric Co.	5,803,328	43,931,193

Honeywell International, Inc.	373,966	49,408,388

Roper Technologies, Inc.	20,247	5,396,231

		$234,554,185

Insurance — 1.6%

Aegon NV ADR	5	$23

Aflac, Inc.	674,160	30,714,730

Alleghany Corp.	3,985	2,483,930

Allstate Corp. (The)	35,608	2,942,289

American International Group, Inc.	160,299	6,317,384

Aon PLC	120,362	17,495,820

Arch Capital Group, Ltd.(2)	49,260	1,316,227

Arthur J. Gallagher & Co.	374,352	27,589,742

Assurant, Inc.	10,300	921,232

Brighthouse Financial, Inc.(2)	936	28,529

Chubb, Ltd.	17,987	2,323,561

Cincinnati Financial Corp.	159,319	12,334,477

Fidelity National Financial, Inc.(3)	55,779	1,753,692

Hartford Financial Services Group, Inc.	32,187	1,430,712

Markel Corp.(2)	6,362	6,604,074

Marsh & McLennan Cos., Inc.	119,365	9,519,359

MetLife, Inc.	16,661	684,101

Progressive Corp. (The)	1,256,871	75,827,027

Prudential Financial, Inc.	20,086	1,638,013

Reinsurance Group of America, Inc.	6,425	900,978

Torchmark Corp.	421,659	31,426,245

Travelers Cos., Inc. (The)	121,038	14,494,301

Trisura Group, Ltd.(2)	124	2,363

Willis Towers Watson PLC	104	15,793

WR Berkley Corp.	1,500	110,865

		$248,875,467

Interactive Media & Services — 7.0%

Alphabet, Inc., Class A(2)	295,211	$308,483,686

Alphabet, Inc., Class C(2)	370,720	383,921,339

Baidu, Inc. ADR(2)	72,500	11,498,500

Cars.com, Inc.(2)	400	8,600

Facebook, Inc., Class A(2)	2,993,429	392,408,608

IAC/InterActiveCorp.(2)	4,215	771,514

Twitter, Inc.(2)	593,091	17,045,435

Yelp, Inc.(2)	149,508	5,231,285

		$1,119,368,967

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Internet & Direct Marketing Retail — 4.6%

Alibaba Group Holding, Ltd. ADR(2)	215,482	$29,536,118

Altaba, Inc.(2)	144,071	8,347,474

Amazon.com, Inc.(2)	375,702	564,293,133

Booking Holdings, Inc.(2)	50,995	87,834,808

Ctrip.com International, Ltd. ADR(2)	5,200	140,712

eBay, Inc.(2)	1,337,694	37,549,071

Expedia Group, Inc.	2,670	300,775

Qurate Retail, Inc.(2)	97,587	1,904,898

Wayfair, Inc., Class A(2)	47,932	4,317,714

		$734,224,703

IT Services — 3.0%

Accenture PLC, Class A	762,123	$107,466,964

Akamai Technologies, Inc.(2)	226,957	13,862,534

Alliance Data Systems Corp.	686	102,955

Automatic Data Processing, Inc.	163,244	21,404,553

Broadridge Financial Solutions, Inc.	50,205	4,832,231

Cognizant Technology Solutions Corp., Class A	6,590	418,333

Fidelity National Information Services, Inc.	18,757	1,923,530

First Data Corp., Class A(2)	16,886	285,542

Fiserv, Inc.(2)	634,834	46,653,951

International Business Machines Corp.	544,436	61,886,040

Mastercard, Inc., Class A	68,159	12,858,195

Okta, Inc.(2)	164,309	10,482,914

Paychex, Inc.	551,079	35,902,797

PayPal Holdings, Inc.(2)	164,791	13,857,275

Sabre Corp.	157,290	3,403,756

Shopify, Inc., Class A(2)	7,324	1,014,008

Square, Inc., Class A(2)	217,340	12,190,601

Total System Services, Inc.	5	407

Twilio, Inc., Class A(2)	130,000	11,609,000

VeriSign, Inc.(2)	19,493	2,890,617

Visa, Inc., Class A	849,947	112,142,007

Western Union Co. (The)	82,244	1,403,083

		$476,591,293

Leisure Products — 0.0%(1)

Hasbro, Inc.	786	$63,863

Mattel, Inc.(2)	3,941	39,371

Polaris Industries, Inc.	20,355	1,560,821

		$1,664,055

Life Sciences Tools & Services — 0.5%

Agilent Technologies, Inc.	657,556	$44,358,728

Illumina, Inc.(2)	53,523	16,053,153

Security	Shares	Value

Life Sciences Tools & Services (continued)

IQVIA Holdings, Inc.(2)	34,269	$3,981,030

Thermo Fisher Scientific, Inc.	42,621	9,538,153

		$73,931,064

Machinery — 1.6%

Caterpillar, Inc.	254,523	$32,342,238

Cummins, Inc.	525	70,161

Deere & Co.	170,603	25,448,849

Donaldson Co., Inc.	138,864	6,025,309

Dover Corp.	335,313	23,790,457

Fortive Corp.	28,333	1,917,011

Illinois Tool Works, Inc.	1,059,661	134,248,452

Ingersoll-Rand PLC	20,103	1,833,997

Lincoln Electric Holdings, Inc.	53,660	4,231,091

Manitowoc Co., Inc. (The)(2)	11,435	168,895

Middleby Corp.(2)	2,000	205,460

PACCAR, Inc.	186,094	10,633,411

Parker-Hannifin Corp.	18,857	2,812,333

Pentair PLC	4	151

Snap-on, Inc.	22,178	3,222,242

Stanley Black & Decker, Inc.	288	34,485

WABCO Holdings, Inc.(2)	3,080	330,607

Wabtec Corp.	14,082	989,260

Welbilt, Inc.(2)	45,741	508,183

		$248,812,592

Media — 0.9%

CBS Corp., Class B	575,030	$25,140,312

Comcast Corp., Class A	2,911,524	99,137,392

Discovery, Inc., Class A(2)	6,930	171,448

Discovery, Inc., Class C(2)	207	4,778

Interpublic Group of Cos., Inc. (The)	726	14,977

Liberty Broadband Corp., Series A(2)	3,091	221,965

Liberty Broadband Corp., Series C(2)	6,183	445,362

Liberty Global PLC, Class A(2)	8,854	188,944

Liberty Global PLC, Class C(2)	27,614	569,953

Liberty Latin America Ltd., Class A(2)	1,546	22,386

Liberty Latin America Ltd., Class C(2)	4,825	70,300

Liberty SiriusXM Group, Series A(2)	12,367	455,106

Liberty SiriusXM Group, Series C(2)	24,734	914,663

News Corp., Class A	24	272

Omnicom Group, Inc.	128,720	9,427,453

TEGNA, Inc.	1,201	13,055

		$136,798,366

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Metals & Mining — 0.2%

Alcoa Corp.(2)	5,862	$155,812

Cleveland-Cliffs, Inc.(2)	527,743	4,058,344

Freeport-McMoRan, Inc.	39,818	410,523

Glencore PLC	598,405	2,224,909

Lonmin PLC(2)	64	37

Nucor Corp.	235,936	12,223,844

Southern Copper Corp.	12,126	373,117

Steel Dynamics, Inc.	182,124	5,471,005

Steel Dynamics, Inc.(3)	50,000	1,502,000

		$26,419,591

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	44,575	$3,408,204

Dominion Energy, Inc.	13,510	965,425

DTE Energy Co.	64,168	7,077,730

Sempra Energy	67,787	7,333,876

WEC Energy Group, Inc.	8,855	613,297

		$19,398,532

Multiline Retail — 0.1%

Dollar Tree, Inc.(2)	142,658	$12,884,871

Nordstrom, Inc.	7,679	357,918

Target Corp.	36,405	2,406,006

		$15,648,795

Oil, Gas & Consumable Fuels — 4.0%

Anadarko Petroleum Corp.	800,521	$35,094,841

Antero Resources Corp.(2)	1,876,986	17,624,898

Apache Corp.	175,832	4,615,590

California Resources Corp.(2)	275	4,686

Cheniere Energy, Inc.(2)	642,305	38,018,033

Chesapeake Energy Corp.(2)	288	605

Chevron Corp.	879,054	95,632,285

Concho Resources, Inc.(2)	40,000	4,111,600

ConocoPhillips	264,127	16,468,318

Devon Energy Corp.	1,378,677	31,075,380

EOG Resources, Inc.	1,544,181	134,668,025

EQT Corp.	180,474	3,409,154

Equitrans Midstream Corp.(2)	144,379	2,890,468

Exxon Mobil Corp.	2,987,752	203,734,809

Hess Corp.	64,190	2,599,695

Kinder Morgan, Inc.	50,432	775,644

Marathon Oil Corp.	123,481	1,770,717

Marathon Petroleum Corp.	160,826	9,490,342

Murphy Oil Corp.	145,312	3,398,848

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Occidental Petroleum Corp.	24,012	$1,473,857

Phillips 66	179,522	15,465,820

Pioneer Natural Resources Co.	14,430	1,897,834

Range Resources Corp.	669,731	6,409,326

Royal Dutch Shell PLC, Class A ADR	40,356	2,351,544

Southwestern Energy Co.(2)	730	2,489

Valero Energy Corp.	8,917	668,507

Williams Cos., Inc. (The)	56,025	1,235,351

WPX Energy, Inc.(2)	666	7,559

		$634,896,225

Personal Products — 0.0%(1)

Estee Lauder Cos., Inc. (The), Class A	36,508	$4,749,691

Unilever NV - NY Shares	19,032	1,023,921

Unilever PLC ADR	18,708	977,493

		$6,751,105

Pharmaceuticals — 5.7%

Allergan PLC	104,620	$13,983,509

AstraZeneca PLC ADR	870	33,043

Bristol-Myers Squibb Co.	2,084,363	108,345,189

Catalent, Inc.(2)	45,943	1,432,503

Eli Lilly & Co.	1,824,052	211,079,297

GlaxoSmithKline PLC ADR	1,468	56,092

Johnson & Johnson	2,215,187	285,869,882

Mallinckrodt PLC(2)	6	95

Merck & Co., Inc.	1,412,705	107,944,789

Novartis AG ADR	114,621	9,835,628

Novo Nordisk A/S ADR	1,283,586	59,134,807

Pfizer, Inc.	1,880,310	82,075,531

Roche Holding AG ADR	35,808	1,112,913

Sanofi ADR	5,100	221,391

Teva Pharmaceutical Industries, Ltd. ADR	576,992	8,897,217

Zoetis, Inc.	246,677	21,100,750

		$911,122,636

Professional Services — 0.1%

Equifax, Inc.	12,654	$1,178,467

Nielsen Holdings PLC	72,356	1,688,065

On Assignment, Inc.(2)	170,225	9,277,263

Verisk Analytics, Inc.(2)	102,837	11,213,346

		$23,357,141

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Road & Rail — 0.8%

Canadian National Railway Co.	403,231	$29,883,449

Canadian Pacific Railway, Ltd.	942	167,318

CSX Corp.	62,885	3,907,045

CSX Corp.(3)	19,071	1,184,881

Kansas City Southern	7,000	668,150

Norfolk Southern Corp.	235,673	35,242,541

Union Pacific Corp.	428,274	59,200,315

		$130,253,699

Semiconductors & Semiconductor Equipment — 5.2%

Analog Devices, Inc.	633,348	$54,360,259

Applied Materials, Inc.	100,000	3,274,000

ASML Holding NV—NY Shares	3,622	563,656

Broadcom, Inc.	90,809	23,090,912

Cypress Semiconductor Corp.	107,346	1,365,441

Intel Corp.	6,857,993	321,845,611

Lam Research Corp.	33,350	4,541,269

Lam Research Corp.(3)	10,000	1,361,700

Marvell Technology Group, Ltd.	95,391	1,544,380

Microchip Technology, Inc.	577,298	41,519,272

Micron Technology, Inc.(2)	216,134	6,857,932

NVIDIA Corp.	553,565	73,900,927

Qorvo, Inc.(2)	13,586	825,078

QUALCOMM, Inc.	3,393,282	193,111,679

Texas Instruments, Inc.	1,024,554	96,820,353

Versum Materials, Inc.	1,129	31,296

Xilinx, Inc.	104,186	8,873,522

		$833,887,287

Software — 5.7%

2U, Inc.(2)	37,324	$1,855,749

Adobe, Inc.(2)	381,538	86,319,157

Autodesk, Inc.(2)	6,271	806,513

Box, Inc., Class A(2)	176,143	2,973,294

Cadence Design Systems, Inc.(2)	506,300	22,013,924

CDK Global, Inc.	3	144

Check Point Software Technologies, Ltd.(2)	151,500	15,551,475

Citrix Systems, Inc.	5,976	612,301

Coupa Software, Inc.(2)	28,188	1,771,898

DocuSign, Inc.(2)	656,210	26,300,897

Envestnet, Inc.(2)(3)	40,000	1,967,600

Envestnet, Inc.(2)(3)	25,000	1,229,341

FireEye, Inc.(2)	82,732	1,341,086

Fortinet, Inc.(2)	20,000	1,408,600

Guidewire Software, Inc.(2)	67,000	5,375,410

Security	Shares	Value

Software (continued)

Intuit, Inc.	81,692	$16,081,070

LogMeIn, Inc.	1,026	83,691

Manhattan Associates, Inc.(2)	56,873	2,409,709

Microsoft Corp.	3,743,427	380,219,880

Nutanix, Inc., Class A(2)	33,412	1,389,605

Oracle Corp.	2,640,921	119,237,583

Palo Alto Networks, Inc.(2)	145,232	27,354,447

Paycom Software, Inc.(2)	550,825	67,448,521

Proofpoint, Inc.(2)	10,602	888,554

Red Hat, Inc.(2)	2,550	447,882

salesforce.com, Inc.(2)	142,551	19,525,210

ServiceNow, Inc.(2)	196,416	34,971,869

Splunk, Inc.(2)	306,812	32,169,238

Symantec Corp.	72,900	1,377,446

Synopsys, Inc.(2)	8,560	721,094

Tableau Software, Inc., Class A(2)	13,699	1,643,880

Teradata Corp.(2)	200	7,672

Tyler Technologies, Inc.(2)	10,000	1,858,200

Ultimate Software Group, Inc. (The)(2)	41,687	10,207,896

Workday, Inc., Class A(2)	121,726	19,437,208

Workday, Inc., Class A(2)(3)	19,755	3,154,478

		$910,162,522

Specialty Retail — 2.3%

Advance Auto Parts, Inc.	78,893	$12,422,492

AutoNation, Inc.(2)	5,972	213,200

AutoZone, Inc.(2)	2,443	2,048,065

Bed Bath & Beyond, Inc.	22,000	249,040

Best Buy Co., Inc.	252,086	13,350,475

Dick’s Sporting Goods, Inc.	35,000	1,092,000

Gap, Inc. (The)	164,138	4,228,195

GNC Holdings, Inc., Class A(2)	900	2,133

L Brands, Inc.	307,212	7,886,132

Lowe’s Cos., Inc.	936,745	86,517,768

O’Reilly Automotive, Inc.(2)	82,957	28,564,583

O’Reilly Automotive, Inc.(2)(3)	77,496	26,684,198

Ross Stores, Inc.	262,588	21,847,322

Ross Stores, Inc.(3)	40,000	3,328,000

Ross Stores, Inc.(3)	88,000	7,321,600

Signet Jewelers, Ltd.	65,986	2,096,375

Tiffany & Co.	14,845	1,195,171

TJX Cos., Inc. (The)	2,441,061	109,213,069

Tractor Supply Co.	244,964	20,439,796

Ulta Beauty, Inc.(2)	78,652	19,257,156

		$367,956,770

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.1%

Apple, Inc.	2,859,782	$451,102,013

Dell Technologies, Class C(2)	2,415	118,042

Hewlett Packard Enterprise Co.	41,339	546,088

NetApp, Inc.	493,167	29,427,275

Pure Storage, Inc., Class A(2)(3)	1,000,000	16,080,000

Pure Storage, Inc., Class A(2)(3)	300,000	4,824,000

		$502,097,418

Textiles, Apparel & Luxury Goods — 1.8%

Hanesbrands, Inc.	221,909	$2,780,520

Luxottica Group SpA ADR	20,606	1,217,402

NIKE, Inc., Class B	3,567,961	264,528,628

VF Corp.	263,143	18,772,622

		$287,299,172

Thrifts & Mortgage Finance — 0.0%(1)

Essent Group, Ltd.(2)	48,156	$1,645,972

		$1,645,972

Tobacco — 0.5%

Altria Group, Inc.	544,223	$26,879,174

British American Tobacco PLC ADR	3,399	108,292

Philip Morris International, Inc.	848,078	56,617,687

		$83,605,153

Trading Companies & Distributors — 0.0%(1)

Fastenal Co.	11,028	$576,654

United Rentals, Inc.(2)	6,000	615,180

W.W. Grainger, Inc.	6,961	1,965,508

		$3,157,342

Wireless Telecommunication Services — 0.0%(1)

America Movil SAB de CV, ADR, Series L	270,852	$3,859,641

Sprint Corp.(2)	1	6

Vodafone Group PLC ADR	5	96

		$3,859,743

Total Common Stocks (identified cost $9,564,150,585)		$15,765,415,779

Rights — 0.0%(1)
Security	Shares	Value

Pharmaceuticals — 0.0%(1)

Sanofi, Exp. 12/31/20(2)	6,984	$3,352

Total Rights (identified cost $16,441)		$3,352

Short-Term Investments — 1.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.46%(4)	234,976,582	$234,953,084

Total Short-Term Investments (identified cost $234,965,835)		$234,953,084

Total Investments — 99.9% (identified cost $9,799,132,861)		$16,000,372,215

Other Assets, Less Liabilities — 0.1%		$15,673,539

Net Assets — 100.0%		$16,016,045,754

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $9,564,167,026)	$15,765,419,131

Affiliated investment, at value (identified cost, $234,965,835)	234,953,084

Cash	7,506

Dividends receivable	14,803,115

Dividends receivable from affiliated investment	856,340

Receivable for investments sold	115,277

Tax reclaims receivable	6,796,130

Total assets	$16,022,950,583

Liabilities

Payable to affiliates:

Investment adviser fee	$5,980,430

Trustees’ fees	25,375

Accrued expenses	899,024

Total liabilities	$6,904,829

Commitments and contingencies (Note 8)

Net Assets applicable to investors’ interest in Portfolio	$16,016,045,754

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Dividends (net of foreign taxes, $1,686,944)	$287,477,149

Dividends from affiliated investment	5,240,120

Total investment income	$292,717,269

Expenses

Investment adviser fee	$74,466,314

Trustees’ fees and expenses	101,500

Custodian fee	2,597,250

Professional fees	455,975

Miscellaneous	512,017

Total expenses	$78,133,056

Net investment income	$214,584,213

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$462,374,845

Investment transactions — affiliated investment	(54,816)

Foreign currency transactions	6,207

Net realized gain	$462,326,236

Change in unrealized appreciation (depreciation) —

Investments	$(1,556,335,013)

Investments — affiliated investment	49,997

Foreign currency	(69,092)

Net change in unrealized appreciation (depreciation)	$(1,556,354,108)

Net realized and unrealized loss	$(1,094,027,872)

Net decrease in net assets from operations	$(879,443,659)

(1)	Includes $507,518,002 of net realized gains from redeptions in-kind.

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$214,584,213	$186,803,347

Net realized gain	462,326,236	366,906,314

Net change in unrealized appreciation (depreciation)	(1,556,354,108)	2,337,531,531

Net increase (decrease) in net assets from operations	$(879,443,659)	$2,891,241,192

Capital transactions —

Contributions	$1,599,259,969	$1,487,391,128

Withdrawals	(928,460,409)	(730,966,590)

Net increase in net assets from capital transactions	$670,799,560	$756,424,538

Net increase (decrease) in net assets	$(208,644,099)	$3,647,665,730

Net Assets

At beginning of year	$16,224,689,853	$12,577,024,123

At end of year	$16,016,045,754	$16,224,689,853

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2018		2017		2016		2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.46%		0.46%		0.47%		0.47%	0.47%

Net investment income	1.25%		1.33%		1.48%		1.44%	1.45%

Portfolio Turnover	1	%(2)	0	%(2)(3)	1	%(2)	9%	8%

Total Return	(5.02)%		22.76%		9.06%		2.53%	12.73%

Net assets, end of year (000’s omitted)	$16,016,046		$16,224,690		$12,577,024		$11,055,385	$10,545,696

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 6%, 5% and 6% for the years ended December 31, 2018, 2017 and 2016, respectively.

(3)	Amount is less than 0.5%.

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2018, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 5.4%, 9.1%, 4.5%, and 0.9% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 80.1% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

28

Tax-Managed Growth Portfolio

December 31, 2018

Notes to Financial Statements — continued

As of December 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2018, the Portfolio’s investment adviser fee amounted to $74,466,314 or 0.43% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $306,208,207 and $200,727,954, respectively, for the year ended December 31, 2018. In addition, investors contributed securities in-kind with an aggregate market value of $1,536,227,431 and investments having an aggregate market value of $783,633,449 were distributed in-kind in payment for capital withdrawals during the year ended December 31, 2018.

29

Tax-Managed Growth Portfolio

December 31, 2018

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,911,782,049

Gross unrealized appreciation	$13,130,018,370

Gross unrealized depreciation	(41,428,204)

Net unrealized appreciation	$13,088,590,166

5  Restricted Securities

At December 31, 2018, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

CSX Corp.	3/22/18	3/22/19	19,071	$1,084,218	$1,184,881

Envestnet, Inc.	3/22/18	3/22/19	40,000	2,387,969	1,967,600

Envestnet, Inc.	8/22/18	8/22/19	25,000	1,476,023	1,229,341

Fidelity National Financial, Inc.	6/21/18	6/21/19	55,779	2,081,820	1,753,692

Hyatt Hotels Corp.	8/22/18	8/22/19	653,442	51,465,850	44,157,970

Lam Research Corp.	3/22/18	3/22/19	10,000	2,240,894	1,361,700

Lennox International, Inc.	6/21/18	6/21/19	48,340	9,895,444	10,579,692

O’Reilly Automotive, Inc.	6/21/18	6/21/19	77,496	22,000,790	26,684,198

Pure Storage, Inc., Class A	3/22/18	3/22/19	300,000	5,997,897	4,824,000

Pure Storage, Inc., Class A	6/21/18	6/21/19	1,000,000	24,165,810	16,080,000

Ross Stores, Inc.	3/22/18	3/22/19	40,000	3,093,768	3,328,000

Ross Stores, Inc.	6/21/18	6/21/19	88,000	7,614,058	7,321,600

Steel Dynamics, Inc.	6/21/18	6/21/19	50,000	2,345,152	1,502,000

Workday, Inc., Class A	6/21/18	6/21/19	19,755	2,529,664	3,154,478

Total Restricted Securities				$138,379,357	$125,129,152

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

30

Tax-Managed Growth Portfolio

December 31, 2018

Notes to Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$1,665,479,671	$—		$—	$1,665,479,671

Consumer Discretionary	2,119,565,052	44,157,970		—	2,163,723,022

Consumer Staples	1,284,188,661	90,768,195		—	1,374,956,856

Energy	716,103,395	—		—	716,103,395

Financials	2,566,414,279	16,429,423		—	2,582,843,702

Health Care	2,176,351,798	—		—	2,176,351,798

Industrials	1,688,988,959	—		—	1,688,988,959

Information Technology	3,067,138,325	1,229,341		—	3,068,367,666

Materials	263,408,058	2,224,946		—	265,633,004

Real Estate	13,330,297	—		—	13,330,297

Utilities	49,637,409	—		—	49,637,409

Total Common Stocks	$15,610,605,904	$154,809,875	*	$—	$15,765,415,779

Rights	$3,352	$—		$—	$3,352

Short-Term Investments	—	234,953,084		—	234,953,084

Total Investments	$15,610,609,256	$389,762,959		$—	$16,000,372,215

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at December 31, 2018).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

31

Tax-Managed Growth Portfolio

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 22, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

32

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

33

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

34

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) is a series of Eaton Vance Series Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report

(a)-(d)

The following tables present the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2017 and December 31, 2018 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Tax-Managed Growth Fund 1.0

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$16,510	$16,510
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,401	$7,401
All Other Fees(3)	$0	$0

Total	$23,911	$23,911

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Fund (the only series of the Trust) by D&T for the last two fiscal years of the Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years.

Fiscal Years Ended	12/31/17	12/31/18
Registrant	$7,401	$7,401
Eaton Vance(1)	$148,018	$126,485

(1)	The investment adviser to the Fund, as well as any of its affiliates that provide ongoing services to the Fund, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019